Risk Management (Details 1) - R$ / shares	Dec. 31, 2025	Dec. 31, 2024
Currency Of U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 5.5024	R$ 6.1923
Exchange rate variation	11.14%
Currency Of E U R O [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 6.4692	6.4363
Exchange rate variation	0.51%
Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 0.03514	R$ 0.03947
Exchange rate variation	10.97%